INCOME TAXES AND TAX RECEIVABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Taxes and Tax Receivable [Abstract]
Schedule of Components of Income Tax Receivable (Payable)
	September 30, 2013 (Unaudited)	December 31, 2012
Income tax payable	$-	$(1,068,051)
Income tax receivable	1,012,954	1,047,602
Total income tax receivable/ (payable), net	$1,012,954	$(20,499)

	December 31, 2012	December 31, 2011
Income tax payable	$(1,068,050)	$(571,822)
Income tax receivable	1,047,601	1,131,099
Total income tax (payable)/receivable, net	$(20,449)	$559,277

Summary of income tax expense
	For the year ended December 31,
	2012	2011

Current income tax	$1,669,546	$1,112,638
Deferred income tax	37,420	77,918
Total provision for income taxes	$1,706,966	$1,190,556